PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

	Shares					Value
			UNAFFILIATED ISSUERS - 89.6%
		COMMON STOCKS - 0.1% of Net Assets
			Health Care Providers & Services - 0.1%
	2,499(a)		Option Care Health, Inc.			$23,666
			Total Health Care Providers & Services			$23,666
			Transportation Infrastructure - 0.0%†
	640(a)		Syncreon Group			$3,413
			Total Transportation Infrastructure			$3,413
			TOTAL COMMON STOCKS
			(Cost $74,545)			$27,079
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
			Banks - 0.3%
	95(b)		Wells Fargo & Co., 7.5%			$121,032
			Total Banks			$121,032
			TOTAL CONVERTIBLE PREFERRED STOCK
			(Cost $125,547)			$121,032
	Principal Amount USD ($)					Value
		COMMERCIAL MORTGAGE-BACKED SECURITY - 0.3% of Net Assets
	108,994(c)		Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.864%, 2/10/51 (144A)			$104,671
			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
			(Cost $107,264)			$104,671
		CONVERTIBLE CORPORATE BONDS - 3.9% of Net Assets
			Biotechnology - 0.8%
	174,000		Exact Sciences Corp., 0.375%, 3/1/28			$136,512
	162,000		Insmed, Inc., 1.75%, 1/15/25			135,280
			Total Biotechnology			$271,792
			Commercial Services - 0.2%
	64,935		Macquarie Infrastructure Corp., 2.0%, 10/1/23			$51,948
			Total Commercial Services			$51,948
			Computers - 0.4%
	160,000		Pure Storage, Inc., 0.125%, 4/15/23			$137,775
			Total Computers			$137,775
			Engineering & Construction - 0.3%
	115,000		Dycom Industries, Inc., 0.75%, 9/15/21			$97,031
			Total Engineering & Construction			$97,031
			Healthcare-Products - 0.1%
	45,000		Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)			$39,761
			Total Healthcare-Products			$39,761
			Internet - 0.5%
	171,000		Palo Alto Networks, Inc., 0.75%, 7/1/23			$165,048
			Total Internet			$165,048
			Media - 0.4%
	178,000		DISH Network Corp., 2.375%, 3/15/24			$141,065
			Total Media			$141,065
			Oil & Gas - 0.0%†
	185,000		Oasis Petroleum, Inc., 2.625%, 9/15/23			$21,252
			Total Oil & Gas			$21,252
			Pharmaceuticals - 0.4%
	55,000		Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)			$43,116
	117,000		Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26			108,288
			Total Pharmaceuticals			$151,404
			Software - 0.6%
	103,000		Akamai Technologies, Inc., 0.125%, 5/1/25			$114,951
	135,000		Workiva, Inc., 1.125%, 8/15/26 (144A)			107,147
			Total Software			$222,098
			Transportation - 0.2%
	85,000		SEACOR Holdings, Inc., 3.0%, 11/15/28			$83,726
			Total Transportation			$83,726
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $1,695,977)			$1,382,900
		CORPORATE BONDS - 80.0% of Net Assets
			Advertising - 1.0%
	50,000		Lamar Media Corp., 3.75%, 2/15/28 (144A)			$46,869
	30,000		Lamar Media Corp., 4.0%, 2/15/30 (144A)			27,900
	372,000		MDC Partners, Inc., 6.5%, 5/1/24 (144A)			279,000
			Total Advertising			$353,769
			Aerospace & Defense - 0.8%
	225,000		Bombardier, Inc., 6.0%, 10/15/22 (144A)			$168,750
	99,000		Bombardier, Inc., 7.5%, 3/15/25 (144A)			70,735
	50,000		Bombardier, Inc., 7.875%, 4/15/27 (144A)			33,367
			Total Aerospace & Defense			$272,852
			Airlines - 0.8%
	163,000		American Airlines Group, Inc., 3.75%, 3/1/25 (144A)			$114,100
	110,000		American Airlines Group, Inc., 5.0%, 6/1/22 (144A)			88,275
	150,000		Delta Air Lines, Inc., 3.75%, 10/28/29			120,754
			Total Airlines			$323,129
	Principal Amount USD ($)					Value
			Auto Manufacturers - 0.6%
	229,000		JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)			$211,920
			Total Auto Manufacturers			$211,920
			Auto Parts & Equipment - 1.5%
	408,000		American Axle & Manufacturing, Inc., 6.25%, 3/15/26			$314,160
	192,000		Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)			153,600
	141,000		Titan International, Inc., 6.5%, 11/30/23			63,450
			Total Auto Parts & Equipment			$531,210
			Banks - 3.3%
	400,000(b)(c)		Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)			$350,800
	100,000(b)(c)		Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)			85,660
	182,000		Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)			146,617
	152,000		Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)			119,320
	200,000(b)(c)		Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)			170,000
	140,000(b)(c)		JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)			122,528
	237,000		Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)			199,080
			Total Banks			$1,194,005
			Building Materials - 1.0%
	20,000		Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)			$18,000
	113,000		Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)			110,740
	230,000		Patrick Industries, Inc., 7.5%, 10/15/27 (144A)			225,400
			Total Building Materials			$354,140
			Chemicals - 2.3%
	157,000		CF Industries, Inc., 5.375%, 3/15/44			$149,547
	151,000		NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)			132,502
	94,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)			79,195
	134,000		Olin Corp., 5.0%, 2/1/30			115,093
	59,000		Olin Corp., 5.625%, 8/1/29			54,295
	86,000		Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)			72,455
	175,000		Tronox, Inc., 6.5%, 4/15/26 (144A)			157,500
	85,000		Valvoline, Inc., 4.25%, 2/15/30 (144A)			79,679
			Total Chemicals			$840,266
			Coal - 0.8%
	400,000		SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)			$288,000
			Total Coal			$288,000
			Commercial Services - 5.3%
	70,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)			$68,775
	215,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)			202,616
	105,000		APX Group, Inc., 6.75%, 2/15/27 (144A)			87,150
	200,000		Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)			183,500
	20,000		Ashtead Capital, Inc., 4.25%, 11/1/29 (144A)			16,941
	85,000		Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)			80,750
	380,000		Garda World Security Corp., 9.5%, 11/1/27 (144A)			339,682
	68,000		Hertz Corp., 7.125%, 8/1/26 (144A)			36,020
	120,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)			117,600
	260,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)			224,250
	280,000		Sotheby's, 7.375%, 10/15/27 (144A)			222,950
	75,000		United Rentals North America, Inc., 3.875%, 11/15/27			70,875
	124,000		United Rentals North America, Inc., 5.25%, 1/15/30			123,963
	175,000		Verscend Escrow Corp., 9.75%, 8/15/26 (144A)			174,671
			Total Commercial Services			$1,949,743
			Computers - 0.5%
	185,000		Western Digital Corp., 4.75%, 2/15/26			$187,775
			Total Computers			$187,775
			Distribution/Wholesale - 0.9%
	395,000		Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)			$315,009
			Total Distribution/Wholesale			$315,009
			Diversified Financial Services - 2.3%
	145,000		Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)			$110,200
	360,000		Avation Capital SA, 6.5%, 5/15/21 (144A)			327,600
	195,000(d)		Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.5% cash), 9/15/24 (144A)			125,580
	30,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)			25,500
	22,000		Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)			21,512
	254,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)			229,870
			Total Diversified Financial Services			$840,262
			Electric - 1.7%
	65,000		Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)			$60,288
	137,000		Clearway Energy Operating LLC, 5.75%, 10/15/25			135,630
	22,000		Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)			18,480
	333,000		Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)			343,406
			Total Electric			$557,804
			Electrical Components & Equipment - 0.3%
EUR	100,000		Belden, Inc., 3.875%, 3/15/28 (144A)			$99,690
			Total Electrical Components & Equipment			$99,690
			Entertainment - 1.8%
	157,000		AMC Entertainment Holdings, Inc., 5.75%, 6/15/25			$65,940
	200,000		Enterprise Development Authority, 12.0%, 7/15/24 (144A)			174,000
	Principal Amount USD ($)					Value
			Entertainment - (continued)
	35,000		Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)			$25,550
	100,000		Scientific Games International, Inc., 7.0%, 5/15/28 (144A)			61,500
	100,000		Scientific Games International, Inc., 7.25%, 11/15/29 (144A)			62,500
	351,000		Scientific Games International, Inc., 8.25%, 3/15/26 (144A)			224,679
			Total Entertainment			$614,169
			Environmental Control - 1.7%
	330,000		Covanta Holding Corp., 6.0%, 1/1/27			$274,862
	50,000		GFL Environmental, Inc., 5.125%, 12/15/26 (144A)			48,750
	27,000		GFL Environmental, Inc., 7.0%, 6/1/26 (144A)			26,134
	120,000		GFL Environmental, Inc., 8.5%, 5/1/27 (144A)			120,564
	189,000		Tervita Corp., 7.625%, 12/1/21 (144A)			132,300
			Total Environmental Control			$602,610
			Food - 3.8%
	70,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)			$69,825
	182,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25			183,893
	119,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28 (144A)			121,118
	253,000		FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)			199,870
	156,000		Ingles Markets, Inc., 5.75%, 6/15/23			155,220
	211,000		JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)			225,243
	138,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)			142,485
	65,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)			69,726
	250,000		Simmons Foods, Inc., 5.75%, 11/1/24 (144A)			226,950
			Total Food			$1,394,330
			Forest Products & Paper - 0.9%
	132,000		Mercer International, Inc., 7.375%, 1/15/25			$109,891
	199,000		Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)			198,005
			Total Forest Products & Paper			$307,896
			Healthcare-Services - 2.4%
	145,000		Centene Corp., 4.75%, 1/15/25 (144A)			$145,361
	226,000		Centene Corp., 5.25%, 4/1/25 (144A)			227,130
	38,000		Centene Corp., 5.375%, 6/1/26 (144A)			39,144
	57,000		Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)			41,040
	293,000		Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)			205,100
	265,000		US Renal Care, Inc., 10.625%, 7/15/27 (144A)			223,925
			Total Healthcare-Services			$881,700
			Holding Companies-Diversified - 0.4%
	170,000		VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)			$137,488
			Total Holding Companies-Diversified			$137,488
			Home Builders - 3.1%
	125,000		Beazer Homes USA, Inc., 5.875%, 10/15/27			$94,375
	182,000		Beazer Homes USA, Inc., 6.75%, 3/15/25			146,510
	85,000		Beazer Homes USA, Inc., 7.25%, 10/15/29			64,600
	55,000		Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)			41,783
	108,000		Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)			93,679
	307,000		KB Home, 6.875%, 6/15/27			307,000
	195,000		M/I Homes, Inc., 4.95%, 2/1/28 (144A)			165,506
	45,000		Mattamy Group Corp., 4.625%, 3/1/30 (144A)			38,700
	70,000		Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28 (144A)			59,763
	22,000		Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)			20,433
			Total Home Builders			$1,032,349
			Internet - 1.3%
	97,000		Netflix, Inc., 4.875%, 4/15/28			$99,910
	340,000		Netflix, Inc., 5.375%, 11/15/29 (144A)			352,801
			Total Internet			$452,711
			Investment Companies - 1.0%
	400,000		Altice France Holding SA, 6.0%, 2/15/28 (144A)			$351,872
			Total Investment Companies			$351,872
			Iron & Steel - 1.5%
	285,000		Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)			$253,650
	55,000		Commercial Metals Co., 5.375%, 7/15/27			50,600
	270,000		Commercial Metals Co., 5.75%, 4/15/26			252,017
			Total Iron & Steel			$556,267
			Leisure Time - 0.6%
	109,000		Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)			$63,777
	235,000		Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)			150,400
			Total Leisure Time			$214,177
			Lodging - 0.3%
	137,000		Station Casinos LLC, 4.5%, 2/15/28 (144A)			$110,970
			Total Lodging			$110,970
			Machinery-Diversified - 0.3%
	133,000		Cloud Crane LLC, 10.125%, 8/1/24 (144A)			$104,738
			Total Machinery-Diversified			$104,738
	Principal Amount USD ($)					Value
			Media - 4.8%
	515,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)			$522,725
	146,000		Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)			125,195
	200,000		CSC Holdings LLC, 5.375%, 2/1/28 (144A)			204,000
	208,000		CSC Holdings LLC, 5.5%, 5/15/26 (144A)			215,145
	200,000		CSC Holdings LLC, 7.5%, 4/1/28 (144A)			213,084
	352,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)			235,400
	230,000		Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)			190,325
			Total Media			$1,705,874
			Mining - 3.0%
	39,000		Coeur Mining, Inc., 5.875%, 6/1/24			$35,100
	200,000		First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)			168,375
	210,000		Freeport-McMoRan, Inc., 4.25%, 3/1/30			182,700
	130,000		Hecla Mining Co., 7.25%, 2/15/28			114,465
	112,000		Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)			97,440
	110,000		Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)			95,700
	65,000		Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)			60,450
	130,000		Novelis Corp., 4.75%, 1/30/30 (144A)			115,700
	200,000		Novelis Corp., 5.875%, 9/30/26 (144A)			196,273
			Total Mining			$1,066,203
			Miscellaneous Manufacturers - 0.0%†
	18,000		Amsted Industries, Inc., 5.625%, 7/1/27 (144A)			$17,512
			Total Miscellaneous Manufacturers			$17,512
			Oil & Gas - 4.7%
	305,000		Baytex Energy Corp., 8.75%, 4/1/27 (144A)			$116,357
	149,000		Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)			95,360
	235,000		Gulfport Energy Corp., 6.0%, 10/15/24			57,575
	65,000		Gulfport Energy Corp., 6.625%, 5/1/23			18,200
	296,000		Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)			195,360
	42,000		MEG Energy Corp., 6.5%, 1/15/25 (144A)			26,565
	163,000		MEG Energy Corp., 7.0%, 3/31/24 (144A)			75,184
	25,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)			12,353
	219,000		Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)			122,640
	246,000		Oasis Petroleum, Inc., 6.875%, 3/15/22			48,585
	104,000		Parkland Fuel Corp., 5.875%, 7/15/27 (144A)			97,490
	30,000		Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)			22,800
	135,000		Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)			104,285
	20,000		Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)			14,100
	300,000		PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)			198,000
	350,000		Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)			167,300
	271,000		Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)			227,640
	185,000		Transocean, Inc., 7.25%, 11/1/25 (144A)			93,018
	37,000		Transocean, Inc., 8.0%, 2/1/27 (144A)			17,575
	232,000		Whiting Petroleum Corp., 6.625%, 1/15/26			15,660
			Total Oil & Gas			$1,726,047
			Oil & Gas Services - 1.6%
	186,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22			$186,000
	80,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)			55,200
	152,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)			107,935
	89,000		Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25			58,740
	296,000		FTS International, Inc., 6.25%, 5/1/22			102,860
	120,000		SESI LLC, 7.75%, 9/15/24			29,701
	74,000		USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27			45,880
			Total Oil & Gas Services			$586,316
			Packaging & Containers - 2.3%
	276,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)			$276,773
	254,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26			260,350
	300,000		Greif, Inc., 6.5%, 3/1/27 (144A)			287,730
			Total Packaging & Containers			$824,853
			Pharmaceuticals - 4.2%
	197,000		Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)			$205,865
	75,000		Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)			71,002
	50,000		Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)			47,278
	80,000		Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)			80,824
	96,000		Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)			98,534
	96,000		Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)			99,629
	200,000		Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)			136,000
	209,000		Horizon Therapeutics USA, Inc., 5.5%, 8/1/27 (144A)			209,815
	114,000		Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)			113,430
	456,000		Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23			416,095
			Total Pharmaceuticals			$1,478,472
			Pipelines - 5.3%
	285,000		American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)			$267,900
	130,000		Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)			113,100
	30,000		DCP Midstream Operating LP, 3.875%, 3/15/23			23,991
	49,000		DCP Midstream Operating LP, 4.95%, 4/1/22			40,180
	200,000		DCP Midstream Operating LP, 5.375%, 7/15/25			136,560
	Principal Amount USD ($)					Value
			Pipelines - (continued)
	165,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25			$160,464
	220,000(b)(c)		Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)			132,403
	5,000		EnLink Midstream LLC, 5.375%, 6/1/29			2,600
	40,000		EnLink Midstream Partners LP, 5.05%, 4/1/45			14,588
	116,000		EnLink Midstream Partners LP, 5.6%, 4/1/44			39,150
	93,000		Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25			67,220
	162,000		Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28			112,784
	167,000		Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23			136,940
	111,000		Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27			83,250
	140,000		Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)			98,392
	167,000		Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)			117,913
	135,000		PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23			83,700
	267,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.0%, 3/1/27 (144A)			141,510
	75,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28			60,455
	26,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27			22,165
			Total Pipelines			$1,855,265
			REITs – 2.2%
	155,000		Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)			$156,550
	200,000		Iron Mountain, Inc., 5.75%, 8/15/24			199,000
	105,000		iStar, Inc., 4.25%, 8/1/25			86,352
	195,000		iStar, Inc., 4.75%, 10/1/24			163,800
	146,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29			135,780
			Total REITs			$741,482
			Retail - 2.5%
	150,000		AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)			$130,500
	63,000		Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)			53,550
	67,000		Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)			56,950
	220,000		Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)			198,550
	147,000		Golden Nugget, Inc., 8.75%, 10/1/25 (144A)			74,970
	50,000		JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)			18,500
	304,000		Michaels Stores, Inc., 8.0%, 7/15/27 (144A)			224,960
	35,000		QVC, Inc., 4.75%, 2/15/27			30,958
	91,000		Staples, Inc., 7.5%, 4/15/26 (144A)			80,421
			Total Retail			$869,359
			Telecommunications - 7.1%
	80,000		CenturyLink, Inc., 4.0%, 2/15/27 (144A)			$77,600
	150,000		CenturyLink, Inc., 6.45%, 6/15/21			152,250
	90,000		CommScope Technologies LLC, 6.0%, 6/15/25 (144A)			82,368
	63,000		CommScope, Inc., 8.25%, 3/1/27 (144A)			60,726
	451,000		Frontier Communications Corp., 8.75%, 4/15/22			116,132
	75,000		Frontier Communications Corp., 11.0%, 9/15/25			19,687
	254,000		Intelsat Jackson Holdings SA, 5.5%, 8/1/23			166,370
	300,000		Level 3 Financing, Inc., 5.25%, 3/15/26			299,813
	435,000		Sprint Corp., 7.125%, 6/15/24			477,478
	102,000		Sprint Corp., 7.25%, 9/15/21			105,131
	280,000		Sprint Corp., 7.625%, 2/15/25			309,400
	75,000		T-Mobile USA, Inc., 6.0%, 3/1/23			75,413
	155,000		T-Mobile USA, Inc., 6.0%, 4/15/24			158,023
	215,000		T-Mobile USA, Inc., 6.5%, 1/15/26			225,750
	339,000		Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)			203,400
			Total Telecommunications			$2,529,541
			Transportation - 0.1%
	33,000		Cargo Aircraft Management, Inc., 4.75%, 2/1/28 (144A)			$30,608
			Total Transportation			$30,608
			TOTAL CORPORATE BONDS
			(Cost $34,635,335)			$28,512,383
	Face Amount USD ($)					Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(e)
			Reinsurance Sidecars - 0.1%
			Multiperil - Worldwide - 0.1%
	50,000+(a)(f)		Lorenz Re 2018, 7/1/21			$3,585
	25,723+(a)(f)		Lorenz Re 2019, 6/30/22			23,261
			Total Reinsurance Sidecars			$26,846
			TOTAL INSURANCE-LINKED SECURITIES
			(Cost $40,945)			$26,846
	Principal Amount USD ($)					Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.5% of Net Assets*(g)
			Beverage, Food & Tobacco - 0.2%
	85,000		Froneri International, Ltd., First Lien Facility B2, 3.239% (LIBOR + 225 bps), 1/29/27			$81,600
			Total Beverage, Food & Tobacco			$81,600
	Principal Amount USD ($)					Value
			Buildings & Real Estate - 0.1%
	14,700		Builders FirstSource, Inc., Refinancing Term Loan, 4.613% (LIBOR + 300 bps), 2/29/24			$13,377
			Total Buildings & Real Estate			$13,377
			Diversified & Conglomerate Service - 0.6%
	117,000		DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25			$105,593
	154,602		Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24			99,718
			Total Diversified & Conglomerate Service			$205,311
			Healthcare, Education & Childcare - 0.4%
	148,952		LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 4.739% (LIBOR + 375 bps), 11/16/25			$137,036
			Total Healthcare, Education & Childcare			$137,036
			Machinery - 0.5%
	233,383		Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25			$169,203
			Total Machinery			$169,203
			Media - 0.3%
	124,375		Diamond Sports Group LLC, Term Loan, 4.18% (LIBOR + 325 bps), 8/24/26			$97,634
			Total Media			$97,634
			Metals & Mining - 0.3%
	127,725		Aleris International, Inc., Initial Term Loan, 5.739% (LIBOR + 475 bps), 2/27/23			$116,868
			Total Metals & Mining			$116,868
			Oil & Gas - 0.1%
	53,731		Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 7.75% (LIBOR + 675 bps), 10/29/25			$25,522
			Total Oil & Gas			$25,522
			Securities & Trusts - 0.5%
	215,400		Spectacle Gary Holdings LLC, Closing Date Term Loan (LIBOR + 900 bps), 12/23/25			$184,167
			Total Securities & Trusts			$184,167
			Telecommunications - 0.5%
	209,945		Commscope, Inc., Initial Term Loan, 4.239% (LIBOR + 325 bps), 4/6/26			$199,448
			Total Telecommunications			$199,448
			TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
			(Cost $1,426,105)			$1,230,166
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.4% of Net Assets
	500,000(g)		U.S. Treasury Note, 0.2% (3 Month U.S. Treasury Bill Money Market Yield + 12 bps), 1/31/21			$500,148
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
			(Cost $499,674)			$500,148
	Shares					Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
			Health Care Providers & Services - 0.0%†
	80^(a)(h)		Option Care Health, Inc., 6/30/25			$145
	80^(a)(h)		Option Care Health, Inc., 6/30/25			110
			Total Health Care Providers & Services			$255
			TOTAL RIGHTS/WARRANTS
			(Cost $-)			$255
			TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 89.6%
			(Cost $38,605,392)			$31,905,480
	Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 2.9%
		CLOSED-END FUND - 2.9% of Net Assets
	122,642(i)	Pioneer ILS Interval Fund	$–	$–	$14,717	$1,035,094
			TOTAL CLOSED-END FUND
		(Cost $1,300,000)				$1,035,094
			TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.9%
			(Cost $1,300,000)			$1,035,094
			OTHER ASSETS AND LIABILITIES - 7.5%			$2,677,951
			NET ASSETS - 100.0%			$35,618,525

bps	Basis Points.
CMT	Constant Maturity Treasury.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2020, the value of these securities amounted to $19,698,032, or 55.3% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2020.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Securities are restricted as to resale.
(f)	Issued as preference shares.
(g)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.
(h)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
454,714	Markit CDX North America High Yield Index Series 27		Receive	5.00%	12/20/21	$ (2,147)	$(11,026)	$(13,173)
190,000	Markit CDX North America High Yield Index Series 31		Receive	5.00%	12/20/23	10,764	(19,001)	(8,237)
252,200	Markit CDX North America High Yield Index Series 32		Receive	5.00%	6/20/24	12,759	(23,851)	(11,092)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ 21,376	$(53,878)	$(32,502)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (4,500)	$ (28,477)	$ (32,977)
25,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(3,062)	(17,549)	(20,611)
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(4,900)	(28,077)	(32,977)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (12,462)	$ (74,103)	$ (86,565)
TOTAL SWAP CONTRACTS						$ 8,914	$(127,981)	$(119,067)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.
EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Transportation Infrastructure	$–	$3,413	$–	$3,413
All Other Common Stock	23,666	–	–	23,666
Convertible Preferred Stock	121,032	–	–	121,032
Commercial Mortgage-Backed Security	–	104,671	–	104,671
Convertible Corporate Bonds	–	1,382,900	–	1,382,900
Corporate Bonds	–	28,512,383	–	28,512,383
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	26,846	26,846
Senior Secured Floating Rate Loan Interests	–	1,230,166	–	1,230,166
U.S. Government and Agency Obligation	–	500,148	–	500,148
Rights/Warrants
Health Care Providers & Services	–	–	255	255
Affiliated Closed-End Fund	–	1,035,094	–	1,035,094
Total Investments in Securities	$144,698	$32,768,775	$27,101	$32,940,574
Other Financial Instruments
Swap contracts, at value	$–	$(119,067)	$–	$(119,067)
Total Other Financial Instruments	$–	$(119,067)	$–	$(119,067)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance-Linked Securities	Warrants	Total
Balance as of 12/31/19	$27,503	$185	$27,688
Realized gain (loss)	–	--	–
Change in unrealized appreciation (depreciation)	2,687	70	2,757
Accrued discounts/premiums	–	--	--
Purchases	–	--	–
Sales	(3,344)	--	(3,344)
Transfers in to Level 3*	–	--	--
Transfers out of Level 3*	--	–	--
Balance as of 3/31/20	$26,846	$255	$27,101

*       Transfers are calculated on the beginning of period value. For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2020: $2,757.